Employee Benefits - Schedule of Provision for Employee Benefits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Employee Benefits [Abstract]
Present value of the obligations at the beginning of the period	$ 8,328	$ 9,677
Increase in provision	469	586
Benefit paid	(469)	(1,820)
Effect of change in actuarial factors	62	(115)
Total	$ 8,390	$ 8,328